SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents, Restricted Cash (Details)	12 Months Ended
Dec. 31, 2017
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents, maturity period	3 months